Capital Disclosures	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Capital disclosures

Note 28. Capital Disclosures

The capital structure of the Company consists of net debt plus shareholders’ equity.

	December 31, 2024	December 31, 2023	January 1, 2023

Long-term debt	$708	$919	$1,027

Cash and cash equivalents	(92)	(95)	(187)

Net debt	$616	$824	$840

Total shareholders’ equity	1,049	1,054	1,140

Total capital	$1,665	$1,878	$1,980

The Company manages its capital to ensure that entities in the Company will be able to continue to grow while maximizing the return to shareholders through the optimization of the debt and equity balances. The Company adjusts its capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, issue new Company shares, buy back Company shares, or access debt markets.

The Company remains focused on maintaining a strong financial position and to continue reducing its debt levels.

The Company formally reviews the capital structure on an annual basis and monitors it on an on-going basis. As part of this review, the cost of capital and the risks associated with each class of capital are considered.